Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 93,876	$ 57,128
Restricted cash	1,137	4,626
Short-term investment	1,284
Billed accounts receivable, net of allowance for doubtful accounts of US$2,726 and US$3,739 as of December 31, 2011 and 2012, respectively	45,279	47,834
Unbilled accounts receivable, net of allowance for doubtful accounts of US$927 and nil as of December 31, 2011 and 2012, respectively	105,240	87,212
Term deposits	313	45,318
Inventories	822	576
Deferred costs	2,612	1,396
Deferred tax assets-current	2,266	1,930
Prepaid expenses and other current assets	17,695	15,757
Total current assets	270,524	261,777
Property and equipment, net	4,393	4,673
Intangible assets, net	11,949	18,250
Deferred tax assets-noncurrent	613	1,197
Project deposits	94	74
Rental deposits and other noncurrent assets	1,355	1,427
Goodwill		27,998
Total assets	288,928	315,396
Current liabilities:
Short term borrowings	1,077	8,847
Accounts payable	21,347	20,041
Deferred revenue	16,314	8,391
Income taxes payable	12,474	10,548
Accrued expenses and other payables	28,665	23,272
Consideration payable in connection with business acquisitions	2,992	5,132
Total current liabilities	82,869	76,231
Borrowings, less current portion	408	378
Deferred tax liabilities-noncurrent	1,717	2,871
Contingent consideration payable-noncurrent		2,822
Other noncurrent liabilities	661	1,006
Total liabilities	85,655	83,308
Commitments and contingencies (Note 20)
Camelot Information Systems Inc. shareholders' equity:
Ordinary shares (no par value; 451,925,654 shares authorized as of December 31, 2011 and 2012; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011; 190,926,475 shares issued and 185,069,020 shares outstanding as of December 31, 2012)
Additional paid-in capital	194,039	189,094
Statutory reserves	11,592	10,527
Retained earnings (accumulated deficit)	(31,171)	10,440
Accumulated other comprehensive income	23,808	21,684
Total Camelot Information Systems Inc. shareholders' equity	198,268	231,745
Noncontrolling interest	5,005	343
Total equity	203,273	232,088
Total liabilities and equity	$ 288,928	$ 315,396